Loans and borrowings (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Current liabilities	$ 1,093	$ 518
Non-current liabilities	17,211	17,616
Accrued charges	$ 187	195
Quoted In Secondary Market [Member] | Bond [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	6.05%
Current liabilities
Non-current liabilities	$ 7,603	7,607
Quoted In Secondary Market [Member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	7.63%
Current liabilities	$ 44	57
Non-current liabilities	$ 2,499	2,286
Debt Contract Brazil [Member] | Tjlp Tr Ipca Igp M And Cdi [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	10.13%
Current liabilities	$ 45	44
Non-current liabilities	$ 72	89
Debt Contract Brazil [Member] | SOFR [Member]
IfrsStatementLineItems [Line Items]
Non-current liabilities		150
Debt Contracts International Markets [Member] | Currencieswith Variable And Fixed Interest [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	5.14%
Current liabilities	$ 800	205
Non-current liabilities	$ 6,497	6,944
Debt Contracts International Markets [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	5.50%
Current liabilities	$ 12	12
Non-current liabilities	$ 30	43
Debt Contracts International Markets [Member] | Other Currencies With Variable Interest [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	2.76%
Current liabilities	$ 5	5
Non-current liabilities	$ 510	$ 497